Debt	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2023
Debt Disclosure [Abstract]
Debt
Note 4. Debt
Debt consists of the following:

	January 31,	April 30,
	2023	2022
$130,000 unsecured drawdown convertible promissory note (“$130K Note”)	$130,000	$130,000
$1.5 million secured convertible promissory notes (“$1.5M Notes”)	—	1,500,000
$1M Notes	1,000,000	1,000,000

	January 31,	April 30,
	2023	2022
Bridge convertible notes, net of discounts and deferred financing costs	—	3,441,807

	1,130,000	6,071,807
Less: current maturities	(130,000)	(1,630,000)

Notes payable, long-term	$1,000,000	$4,441,807

$130K Unsecured Drawdown Convertible Promissory Note
On August 12, 2019, the Company entered into an unsecured drawdown convertible promissory note with Front Range Ventures, LLC (“FRV”) for an aggregate amount not to exceed $130,000 (“$130K Note”). FRV is a shareholder of the Company and the Company entered into an agreement with FRV pursuant to which FRV is entitled to appoint a member of the Board of Directors and a board observer so long as it holds at least 71,000 shares of Series C Convertible Preferred Stock (“Series C Preferred Stock”).
The $130K Note may be repaid at any time upon
20
days’ notice to the holder. The $130K Note is convertible into Series C Preferred Stock at any time, upon written notice by either the holder or the Company or at maturity, at the lowest price paid for the Series C Preferred Stock prior to conversion, which is currently $25.00 per share. The $130K Note matures 20 days following FDA clearance of the Company’s MyoVista medical device. Under the terms of the agreement, the note is non-interest
bearing.
The $130K Note does not contain any covenants that restrict the Company’s ability to conduct business and does not contain specific events of defaults. Any breach of its terms by the Company would entitle FRV to all available rights and remedies, at law or in equity, available.
$1M Notes and Loan and Security Agreement
In April 2020, the Company entered into a loan and security agreement (the “$1M Loan and Security Agreement”) pursuant to which a secured promissory note in the original principal amount of $500,000 was issued to each of FRV (the “FRV Note”) and John Q. Adams (the “JQA Note”), who are both shareholders of the Company. John Q. Adams was also a Director of the Company at the time of entering into the $1M Loan and Security Agreement. Each party committed to lend a principal amount of $500,000, totaling $1,000,000, and the loan was drawn in three installments of $300,000 upon execution of the loan agreement, $350,000 on or about July 2, 2020 and $350,000 on or about September 4, 2020. The loan had an original maturity date of September 30, 2021, which was amended on September 30, 2021 making the note repayable on demand.
The $1M Loan and Security Agreement was amended again on November 3, 2021, extending the maturity to September 30, 2022. The loan was further amended on May 24, 2022, extending maturity to September 30, 2023. In connection with the amendment in May 2022, the Company agreed to pay Mr. Adams all accrued but unpaid interest on his note prior to September 30, 2022. In June 2022, the Company paid approximately $126,000 in accrued interest to Mr. Adams.
The $1M Loan and Security Agreement was further amended on January 24, 2023 to (i) extend the maturity date of the FRV Note to September 30, 2024, on which date the principal amount and all accrued interest thereon will be due and payable, and (ii) amend the dates on which principal and accrued interest is due under the JQA Note, such that interest accrued since June 28, 2022 will be due and payable on September 30, 2023, and the principal amount together with all accrued interest after September 30, 2023 will be due and payable on March 31, 2024.

The $1M Loan and Security Agreement accrues interest at a rate of 12% per annum, compounded annually, which is payable as described above. The Company is also required to pay default interest at a rate of 18% per annum, compounded annually, on any unpaid amounts after the applicable due date until the loan amounts are fully re-paid.
The loan is collateralized by substantially all of the Company’s assets and intellectual property, except for the secured interest on the covered technology as discussed in Note 8.
As of January 31, 2023 and April 30, 2022, accrued interest was approximately $204,000 and $229,000, respectively, and is included in accrued expenses in the accompanying condensed balance sheets.
$1.5M Secured Convertible Promissory Notes
In December 2020, the Board of Directors approved the offering of a series of secured convertible promissory notes in the amount of $1,500,000 (“$1.5M Notes”). The $1.5M Notes were sold as a series to a number of different investors with $1,490,000 of the notes being sold to shareholders of the Company of which members of the Board of Directors of the Company subscribed for $30,000. The notes had an original maturity of July 31, 2022 and were subsequently amended on November 2, 2021, extending maturity to October 31, 2022. The entire amount of the $1.5M Notes converted upon the IPO into 909,071 shares of Common Stock at a conversion price of $1.65 (see Note 5). In accordance with their terms, no interest was payable as the notes converted prior to maturity.
2021 Bridge Securities
In December 2021 the Board approved the sale of Senior Subordinated Convertible Loan Notes (the “Bridge Notes”) and associated warrants (the “Bridge Warrants” and, together with the Bridge Notes, the “2021 Bridge Securities”). The Company sold $4,695,555 principal value of the Bridge Notes which were issued with a 10% original issue discount (OID), and accrued interest at 8% per annum and had a maturity date of December 22, 2024. In accordance with their terms, the entire amount of the Bridge Notes, including $165,516 of accrued interest, converted upon the IPO into 1,606,027 shares of Common Stock at a conversion price of $2.89 and pre-funded
warrants to acquire 77,443 shares of Common Stock at an exercise price of $0.0001 per share (see Note 5). The Bridge Warrants have a
5-year
term from their date of issuance and, in accordance with their terms following the IPO, had the right to purchase 1,365,960 shares of Common Stock at an exercise price of $5.16 per share. The exercise price of the Bridge Warrants were subject to full ratchet downward adjustment for
18-months
following the IPO in the event of an issuance of Common Stock (or issuance of convertible securities or options at a lower price conversion/exercise price) than the then exercise price. Upon a lowering of the exercise price the holder will be entitled to exercise the Bridge Warrants so the new exercise price multiplied by the number of shares of Common Stock purchased is 150% of the principal amount of the 2021 Bridge Notes purchased.
Subsequent to the IPO, pursuant to provisions in the Bridge Notes limiting the number of shares of Common Stock into which the Bridge Notes were convertible, 61,913 shares of Common Stock into which the Bridge Notes converted were cancelled and deemed null and void, ab initio
, from the time of the conversion and issuance, and a
Pre-Funded
Warrant to purchase an additional 61,913 shares of Common Stock was issued. The pre-funded
warrants have substantially the same terms as the Bridge Warrants except that the exercise price is $0.0001 per share. On September 8, 2022, the Company entered into a written amendment to the Bridge Warrants with the lead investor in the private placement of the 2021 Bridge Securities which amended the terms of the Bridge Warrants to make them more consistent with the terms of the IPO Warrants. Subsequently, on February 3, 2023, the Company entered into a second written amendment to the Bridge Warrants with the lead investor in the private placement of the 2021 Bridge Securities which lowered the exercise price of the Bridge Warrants for a limited exercise period of ten business days and removed the exercise price adjustment provisions of the Bridge Warrants with limited exceptions for transactions such as stock dividends, stock splits, stock combinations and reverse stock splits (see Note 5).

Paycheck Protection Program Loans
On January 25, 2021, the Company received loan proceeds in the amount of $250,200 under the Paycheck Protection Program (“PPP”), which was established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), to provide loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business. Following the PPP guidelines, the Company filed for loan forgiveness in May 2021, and in June 2021, the Small Business Administration approved the filing and forgave the loan. The forgiveness of the PPP loan is recorded in gain on extinguishment of debt in the statement of operations as of the period ended January 31, 2022.

Note 4 – Debt
Debt consists of the following:

	April 30,
	2022	2021
$130K Unsecured drawdown convertible promissory note	$130,000	$130,000
$1.5M Secured convertible promissory notes	1,500,000	1,500,000
$1M Notes	1,000,000	1,000,000
Bridge convertible notes, net of discounts and deferred financing costs	3,441,807	—
Payment Protection Program loans	—	250,200

	6,071,807	2,880,200
Less: current maturities	(1,630,000)	(380,200)

Notes payable, long-term	$4,441,807	$2,500,000

$130K Unsecured Drawdown Convertible Promissory Note
On August 12, 2019, the Company entered into an unsecured drawdown convertible promissory note with Front Range Ventures, LLC (“FRV”) for an aggregate amount not to exceed $130,000 (“$130K Note”). FRV is a shareholder of the Company and the Company entered into an agreement with FRV where FRV is entitled to appoint a member of the Board of Directors and a board observer so long as it holds at least 71,000 shares of Series C convertible preferred stock.
The $130K Note may be repaid at any time upon 20 days’ notice to the holder. The $130K Note is convertible into Series C convertible preferred stock at any time, upon written notice by either the holder or the Company or at maturity, at the lowest price paid for the Series C convertible preferred C stock prior to conversion, which is currently $25.00 per share. The $130K Note matures 20 days following FDA clearance of the Company’s MyoVista medical device. Under the terms of the agreement, the note is non-interest
bearing.
The $130K Note does not contain any covenants that restrict the Company’s ability to conduct business and does not contain specific events of defaults. Any breach of its terms by the Company would entitle FRV to all available rights and remedies, at law or in equity, available.
$1.5M Secured Convertible Promissory Notes
In December 2020, the Board of Directors approved the offering of a series of secured convertible promissory notes in the amount of $1,500,000 (“$1.5M Notes”). The $1.5M Notes were sold as a series to a number of different investors with $1,490,000 of the notes being sold to shareholders of the Company of which members of the Board of Directors of the Company subscribed for $30,000. The notes had an original maturity of July 31, 2022 and were subsequently amended on November 2, 2021, extending maturity to October 31, 2022. As part of the extension agreements, in November 2021, the Company issued warrants to purchase 4,545 shares of common stock of the Company which, in accordance with their terms, have an exercise price of $2.89 following the IPO.
The entire amount of the $1.5M Notes converted upon the IPO into 909,071 shares of common stock at a conversion price of $1.65 as discussed in Note 6. In accordance with their terms no interest was payable as they converted prior to maturity. As of April 30, 2021 the Company had accrued $34,000 of interest in respect of the $1.5M Notes which has been credited to interest expense in the year ended April 30, 2022.
$1M Notes and Loan and Security Agreement
In April 2020, the Company entered into a loan and security agreement with FRV and John Q. Adams who are both shareholders of the Company. John Q. Adams was also a Director of the Company at the time of entering into the loan and security agreement. Each party committed to lend a principal amount of $500,000, totaling $1,000,000 and the loan was drawn in three installments of $300,000 upon execution of the loan agreement, $350,000 on or about July 2, 2020 and $350,000 on or about September 4, 2020. The loan had an original maturity date of September 30, 2021 which was amended on September 30, 2021 making the note repayable on demand. The loan was amended again on November 3, 2021, extending the maturity to September 30, 2022. As part of the extension agreement, in November 2021, the Company issued 15,152 warrants to purchase common stock of the Company at an exercise price of $2.89 following the IPO. The loan was further amended on May 24, 2022, extending maturity to September 30,
2023
. In connection with the amendment in May 2022, the Company agreed to pay Mr. Adams all accrued but unpaid interest on his note prior to September 30, 2022.
The loan accrues interest at a rate of 12% per annum, compounded annually, which is payable at maturity. The Company is also required to pay default interest at a rate of 18% per annum, compounded annually, on any unpaid amounts due at maturity until the loan amounts are fully re-paid.
The loan is collateralized by substantially all of the Company’s assets and intellectual property, except for the secured interest on the covered technology as discussed in Note 10.
As of April 30, 2022 and April 30, 2021, accrued interest was approximately $229,000 and $98,000, respectively, of which approximately $115,000 was due to Mr. Adams. In June 2022, the Company paid approximately $126,000 in accrued interest to Mr. Adams.
Unsecured promissory draw down note
In August 2021, the Company issued an Unsecured Promissory Draw Down Note with Matthews Holdings Southwest, Inc. for a maximum amount of $500,000 as a short-term loan repayable upon closing a subsequent offering. Per the terms of the note, $250,000 was drawn by the Company in August 2021 and an additional $250,000 was drawn in September 2021. The Company issued 10,101 shares of common stock as a facility fee for the note.
No interest was payable on the note other than upon the occurrence of an event of default, as defined in the agreement, at which time the borrower would be required to pay interest to the holder, payable on demand, on the outstanding principal balance of the note from the date of the event of default until payment in full at the rate of 12% per annum. The note originally matured on October 11, 2021 and was amended on October 11, 2021 and again on November 29, 2021, extending maturity to November 30, 2021 and December 31, 2021, respectively. The note was fully repaid on December 27, 2021.
2021 Bridge Securities
In December 2021 the Board approved the sale of Senior Subordinated Convertible Loan Notes (the “Bridge Notes”) and associated warrants (the “Bridge Warrants”), together the “2021 Bridge Securities”.

The Company sold $4,695,555 principal value of the Bridge Notes which were issued with a 10% original issue discount (OID), and accrued interest at 8% per annum and had a maturity date of December 22, 2024. In accordance with their terms, the entire amount of the Bridge Notes, including $165,516 of accrued interest, converted upon the IPO into 1,683,470 shares of common stock to at a conversion price of $2.89 and
Pre-Funded
Warrants to acquire 77,443 shares of common stock at an exercise price of $0.0033 per share as discussed in Note 6. The Bridge Warrants have a
5-year
term from their date of issuance and, in accordance with their terms following the IPO, have the right to purchase 1,365,960 shares of common stock at an exercise price of $5.16 per share. The exercise price of the Bridge Warrants is subject to full ratchet downward adjustment for
18-months
following the IPO in the event of an issuance of common stock (or issuance of convertible securities or options at a lower price conversion/ exercise price) than the then exercise price. Upon a lowering of the exercise price the holder will be entitled to exercise the Bridge Warrants so the new exercise price multiplied by the number of shares of common stock purchased is 150% of the principal amount of the 2021 Bridge Notes purchased.
The Company recorded a $469,555 debt discount relating to the original issue discount and incurred deferred financing costs of $385,145. The Company recorded a $555,767 debt discount relating to the warrants issued to investors based on the relative fair value of the equity instruments on the dates of issuance. The debt discounts and deferred financing costs are being amortized over the life of the notes as non-cash
interest expense. As of April 30, 2022, amortization recorded was approximately and accrued interest was approximately $118,000, respectively.
Paycheck Protection Program Loans
On April 20, 2020, the Company received loan proceeds in the amount of $250,200 under the Paycheck Protection Program (“PPP”) which was established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provided for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business. Following the PPP guidelines, the Company filed for loan forgiveness in October 2020 and in November 2020, the Small Business Administration approved the filing and forgave the loan. The forgiveness of the PPP loan is recorded in gain on extinguishment of debt in the statement of operations.
On January 25, 2021, the Company received a second PPP loan in the amount of $250,200. Following the PPP guidelines, the Company filed for loan forgiveness in May 2021 and in June 2021, the Small Business Administration approved the filing and forgave the loan.
With these events, the Company has presented the PPP loans as current liabilities on the balance sheet as of April 30, 2021.